Note 5	9 Months Ended
Jul. 31, 2012
Inventory Impairments And Land Option Cost Write Offs [Text Block]
5. We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts.  If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value.  We estimate the fair value of each impaired community by determining the present value of the estimated future cash flows at a discount rate commensurate with the risk of the respective community.  For the nine months ended July 31, 2012, our discount rates used for the impairments recorded ranged from 16.8% to 18.5%.  Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may need to recognize additional impairments.  We recorded impairment losses, which are included in the Condensed Consolidated Statement of Operations and deducted from inventory, of $0.2 million and $5.1 million for the three months ended July 31, 2012 and 2011, respectively, and $5.4 million and $28.2 million for the nine months ended July 31, 2012 and 2011, respectively.

The following tables represent inventory impairments by homebuilding segment for the three and nine months ended July 31, 2012 and 2011:

(Dollars in millions)	Three Months Ended July 31, 2012			Three Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	1	$0.1	$0.3	-	$-	$-
Mid-Atlantic	-	-	-	-	-	-
Midwest	-	-	-	1	0.4	0.9
Southeast	2	0.1	0.3	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	2	3.2	10.9
Total	3	$0.2	$0.6	13	$5.1	$16.7

(Dollars in millions)	Nine Months Ended July 31, 2012			Nine Months Ended July 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	6	$2.5	$16.4	5	$17.7	$88.6
Mid-Atlantic	3	0.4	0.8	3	2.1	10.9
Midwest	1	0.1	1.1	1	0.4	0.9
Southeast	10	2.4	5.8	10	1.5	4.9
Southwest	-	-	-	-	-	-
West	-	-	-	4	6.5	21.5
Total	20	$5.4	$24.1	23	$28.2	$126.8

(1)   Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period’s impairments.

The Condensed Consolidated Statement of Operations line item entitled “Homebuilding: Inventory impairment loss and land option write-offs” also includes write-offs of options, and approval, engineering and capitalized interest costs that we record when we redesign communities and/or abandon certain engineering costs and we do not exercise options in various locations because the communities' pro forma profitability is not projected to produce adequate returns on investment commensurate with the risk.  Total aggregate write-offs related to these items were $0.5 million and $6.3 million for the three months ended July 31, 2012 and 2011, respectively, and $1.8 million and $13.7 million for the nine months ended July 31, 2012 and 2011, respectively.  Occasionally, these write-offs are offset by recovered deposits (sometimes through legal action) that had been written off in a prior period as walk-away costs.  Historically, these recoveries have not been significant in comparison to the total cost written off.

  The following tables represent write-offs of such costs (after giving effect to any recovered deposits in the applicable period) and the number of lots walked away from by homebuilding segment for the three and nine months ended July 31, 2012 and 2011:

	Three Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.1	486	$0.8
Mid-Atlantic	-	-	485	4.8
Midwest	89	0.1	-	-
Southeast	-	-	184	0.5
Southwest	116	0.3	225	0.1
West	-	-	-	0.1
Total	415	$0.5	1,380	$6.3

	Nine Months Ended July 31,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	210	$0.4	1,531	$4.0
Mid-Atlantic	182	0.2	2,259	5.3
Midwest	194	0.2	230	0.4
Southeast	734	0.7	1,357	0.8
Southwest	281	0.3	295	0.1
West	-	-	143	3.1
Total	1,601	$1.8	5,815	$13.7

We decide to mothball (or stop development on) certain communities when we determine the current performance does not justify further investment at the time.  When we decide to mothball a community, the inventory is reclassified from “Sold and unsold homes and lots under development” to “Land and land options held for future development or sale”.  During the first nine months of fiscal 2012, we mothballed one community previously held for sale, re-activated two previously mothballed communities and sold four previously mothballed communities.  As of July 31, 2012, the net book value associated with our 54 total mothballed communities was $128.0 million, net of impairment charges of $464.6 million.

During the second and third quarters of fiscal 2012, we entered into certain model sale leaseback financing arrangements, whereby we sold and leased back certain of our model homes with the right to participate in the potential profit when each home is sold to a third party at the end of the respective lease.  As a result of our continued involvement, for accounting purposes, these sale and leaseback transactions are considered a financing rather than a sale. Therefore, for purposes of our Condensed Consolidated Balance Sheet, the inventory of $32.5 million was reclassified to consolidated inventory not owned, with a $31.7 million liability from inventory not owned for the amount of cash received.

During the third quarter of fiscal 2012, we entered into a land banking arrangement with GSO Capital Partners LP (“GSO”).  We sold a portfolio of our land parcels to GSO, and GSO provided us an option to purchase back finished lots on a quarterly basis.  Because of our option to repurchase these parcels, for accounting purposes, this transaction is considered a financing rather than a sale. For purposes of our Condensed Consolidated Balance Sheet, the inventory of $49.7 million was reclassified to consolidated inventory not owned, with a $38.1 million liability from inventory not owned recorded for the amount of cash received.